OPERATING LEASES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating Lease	$ 209,119	$ 153,214
Property, Plant, and Equipment, Lessor Asset under Operating Lease, Accumulated Depreciation	93,600	62,100
Operating Lease, Lease Income, Lease Payments	54,600	39,800	$ 24,500
Depreciation, Lessor Asset under Operating Lease	44,300	32,500	$ 20,400
Impairment, Lessor Asset under Operating Lease	$ 0	$ 0